Investments in Equity Accounted Investees	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments in Equity Accounted Investees
8.	Investments in Equity Accounted Investees

(a)	Associates as of December 31, 2019 and 2020 are as follows:

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2019			2020
					Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd. (*1)	Paju, South Korea	December 31	January 2005	Manufacture glass for display	40%	~~W~~	50,697	40%	~~W~~	47,262
WooRee E&L Co., Ltd.(*2)	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	14%		7,310	14%		10,540
YAS Co., Ltd.	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	15%		19,424	15%		24,493
AVATEC Co., Ltd.	Daegu, South Korea	December 31	August 2000	Process and sell glass for display	14%		19,929	14%		20,196
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10%		—	10%		—
Cynora GmbH (*3)	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	12%		4,714	12%		2,609
Material Science Co., Ltd.(*4)	Seoul, South Korea	December 31	January 2014	Develop, manufacture, and sell materials for display	10%	~~W~~	2,354	10%	~~W~~	3,791
Nanosys Inc.(*5)	Milpitas, U.S.A.	December 31	July 2001	Develop, manufacture, and sell materials for display	4%		5,183	3%		5,660

						~~W~~	109,611		~~W~~	114,551

(*1)	During 2020, the Controlling Company recognized a reversal of impairment loss of ~~W~~ 433 million as finance income for the investments in Paju Electric Glass Co., Ltd.
(*2)	During 2020, the Controlling Company recognized a reversal of impairment loss of ~~W~~ 2,905 million as finance income for the investments in WooRee E&L Co., Ltd.
(*3)
During 2020, the Controlling Company recognized an impairment loss of
~~W~~
2,105 million as finance cost for the investments in Cynora GmbH. As of December 31, 2020, the Controlling Company’s ownership percentage in Cynora GmbH decreased from 12.2% to 11.6% as the Controlling Company did not participate in the rights issue.

(*4)	During 2020, the Controlling Company recognized an impairment loss of ~~W~~ 1,239 million as finance cost for the investments in Material Science Co., Ltd.
(*5)
During 2020, the Controlling Company recognized a reversal of impairment loss of
~~W~~
811 million as finance income for the investments in Nanosys Inc. As of December 31, 2020, the Controlling Company’s ownership percentage in Nanosys Inc. decreased from 4% to 3% as the Controlling Company did not participate in the rights issue.

Although the Controlling Company’s respective share interests in WooRee E&L Co., Ltd., YAS Co., Ltd., AVATEC Co., Ltd., Arctic Sentinel, Inc., Cynora GmbH, Material Science Co., Ltd. and Nanosys Inc. are below 20%, the Controlling Company is able to exercise significant influence through its right to appoint a director to the board of directors of each investee. Accordingly, the investments in these investees have been accounted for using the equity method.
As of December 31, 2020, the market value of the Group’s share in WooRee E&L Co., Ltd., YAS Co., Ltd., and AVATEC Co., Ltd., all of which are listed in KOSDAQ, are
~~W~~
10,540 million,
~~W~~
26,700 million and
~~W~~
17,180 million, respectively.
Dividends income recognized from equity method investees for the years ended December 31, 2018, 2019 and 2020 amounted to
~~W~~
5,272 million,
~~W~~
7,502 million and
~~W~~
8,239 million, respectively.

(b)
Summary of financial information of Paju Electric Glass Co., Ltd., a significant associate of the Group, as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 is as follows:

(In millions of won)	December 31, 2019		December 31, 2020
Total assets	~~W~~	195,815	204,880
Current assets		126,314	143,086
Non-current assets		69,501	61,794
Total liabilities		66,017	85,224
Current liabilities		51,625	64,921
Non-current liabilities		14,392	20,303

(In millions of won)	2018		2019	2020
Revenue	~~W~~	384,144	346,434	307,756
Profit for the year		12,744	13,672	9,615
Other comprehensive income (loss)		2,612	9,933	(409)
Total comprehensive income		15,356	23,605	9,206

(c)	Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements as of December 31, 2019 and 2020 is as follows:

(i)	As of December 31, 2019

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	~~W~~	129,798	40%	51,919	—	(789)	(433)	50,697

(ii)	As of December 31, 2020

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	~~W~~	119,656	40%	47,862	—	(600)	—	47,262

(d)	Book value of other associates, in aggregate, as of December 31, 2019 and 2020 is as follows:

(i)	As of December 31, 2019

(In millions of won)
	Book value		Net profit of associates (applying ownership interest)
			Profit for the year	Other comprehensive income	Total comprehensive income
Other associates	~~W~~	58,914	6,756	190	6,946

(ii)	As of December 31, 2020

(In millions of won)
	Book value		Net profit (loss) of associates (applying ownership interest)
			Profit for the year	Other comprehensive loss	Total comprehensive income
Other associates	~~W~~	67,289	8,510	(7)	8,503

(e)	Changes in investments in associates accounted for using the equity method for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)		2019
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income on investments	Other comprehensive income	Other loss	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	47,823	—	(6,057)	5,391	3,973	(433)	50,697
	Others		66,166	(9,807)	(1,445)	6,756	190	(2,946)	58,914

		~~W~~	113,989	(9,807)	(7,502)	12,147	4,163	(3,379)	109,611

(In millions of won)		2020
Company		January 1		Dividends received	Equity income on investments	Other comprehensive loss	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	50,697	(7,739)	4,035	(164)	433	47,262
	Others		58,914	(500)	8,510	(7)	372	67,289

		~~W~~	109,611	(8,239)	12,545	(171)	805	114,551